May 2, 1997



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk, Stop 1-4

Re:  ReliaStar Select Variable Account
     (Select*Annuity II)
     SEC  File No. 2-75185
     CIK  No. 0000356778

Gentlemen:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment No. 20 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 8, 1997, and became effective on April 30, 1997.

The following mutual fund prospectuses are attached and will be delivered with the Prospectus for the Registrant and are incorporated herein by reference:

FUND PROSPECTUS                   CIK              ACCESSION NUMBER
Fidelity VIP I                 0000356494        0000356494-97-000012
Fidelity VIP II                0000831016        0000356494-97-000013
Putnam Capital Manager Trust   0000822671        0000822671-97-000021


Sincerely,

RELIASTAR  SELECT VARIABLE ACCOUNT

By: /s/Jeffrey A. Proulx
    --------------------
       Jeffrey A. Proulx
       Associate Counsel